Consolidated Statements of Comprehensive Gain and Loss (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net (loss) allocable to common stockholders	$ (2,526,321)	$ (48,763)
Other comprehensive income (loss)
Foreign currency translation adjustment	(42,305)	68,779
Comprehensive income (loss)	$ (2,568,626)	$ 20,016